Business Acquisition and Contingent Consideration - Summary of Business Acquisition Purchase Consideration (Detail)	Jul. 24, 2012 USD ($)
Business Combinations [Abstract]
Cash	$ 2,535,610
Fair value of contingent consideration	1,126,505
Total consideration	$ 3,662,115